Financial Assets at FVPL (Tables)	12 Months Ended
Dec. 31, 2019
Availableforsale Financial Assets [Abstract]
Summary of Financial Assets at FVPL

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Rocket Internet	2,381	3,128
iflix Limited, or iflix	599	844
Club shares and others	328	294
Phunware, Inc., or Phunware	61	497
Matrixx Software, Inc., or Matrixx	—	—
	3,369	4,763

Summary of Details on Investment in Rocket

Further details on investment in Rocket Internet for the years ended December 31, 2019, 2018 and 2017, and as at December 31, 2019 and 2018 are as follows:

	2019	2018	2017
Total market value as at beginning of the year (in million pesos)	3,128	12,848	10,058
Closing price per share at end of the year (in Euros)	22.10	20.18	20.13
Total market value as at end of the year (in million Euros)	42	52	213
Total market value as at end of the year (in million pesos)	2,381	3,128	12,848
Net gains (losses) recognized during the year (in million pesos)	89	(157)	2,790

	2019	2018
	(in million pesos)
Balances at beginning of the year	3,128	12,848
Fair value adjustment in profit or loss	89	(157)
Disposal of investments	(836)	(9,563)
Balances at end of the year	2,381	3,128